Reconciliation of the differences between basic and diluted EPS (Tables)	12 Months Ended
Mar. 31, 2017
Earnings Per Share [Abstract]
Reconciliation of Differences between Basic and Diluted EPS

Reconciliation of the differences between basic and diluted EPS for the fiscal years ended March 31, 2015, 2016 and 2017 is as follows:

	Yen in millions
	Fiscal year ended March 31
	2015	2016	2017
Net income (loss) attributable to Sony Corporation’s stockholders for basic and diluted EPS computation	(125,980)	147,791	73,289

	Thousands of shares
Weighted-average shares outstanding	1,114,424	1,237,802	1,262,023
Effect of dilutive securities:
Stock acquisition rights	—	2,109	2,358
Zero coupon convertible bonds	—	17,972	23,962

Weighted-average shares for diluted EPS computation	1,114,424	1,257,883	1,288,343

	Yen
Basic EPS	(113.04)	119.40	58.07

Diluted EPS	(113.04)	117.49	56.89